LEASE LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities
Opening balance	R$ 840,305	R$ 733,761
New leases	72,305	14,117
Contract review	244,543	285,533
Write-off	(12,050)	(915)
Payments	(371,467)	(308,201)
Interest appropriated	115,529	99,998
Acquisition of stakes in subsidiaries	209,178
Exchange variation	(4,604)	16,012
Net balance	R$ 1,093,739	R$ 840,305